Acquisition of Thinking Tree Spirits - Schedule of Finite-Lived Intangible Assets (Details) - Thinking Tree Spirits, Inc - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets:
Cost	$ 1,029,870
Accumulated Amortization	18,849
Accumulated Impairment Charge
Net	$ 1,011,021
Thinking Tree Trade Name [Member]
Intangible Assets:
Life	6 years
Cost	$ 250,000
Accumulated Amortization	14,671
Accumulated Impairment Charge
Net	$ 235,329
Thinking Tree Customer Relationships [Member]
Intangible Assets:
Life	10 years
Cost	$ 190,000
Accumulated Amortization	4,178
Accumulated Impairment Charge
Net	$ 185,822
Goodwill – Thinking Tree Acquisition [Member]
Intangible Assets:
Life
Cost	$ 589,870
Accumulated Amortization
Accumulated Impairment Charge
Net	$ 589,870